Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended	100 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.72%		5.25%	5.34%	[1]
Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	12.83%	3.80%		4.36%	[2]
Without Sales Load [Member] | Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.39%	4.98%		5.07%	[2]
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	15.79%	15.79%	15.28%	[1],[2]

[1]	The Fund commenced operation on January 21, 2016.
[2]	The Fund commenced operation on January 21, 2016.